Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses

Note 9. Accounts Payable and Accrued Expenses

Significant components of accounts payable and accrued expenses at December 31, 2022 and 2021 are as follows:

	December 31, 2022	December 31, 2021

Accrued expenses	$241,960	$385,776
Accounts payable	324,754	375,774
Accrued legal costs	349,726	253,901
Accrued salary and payroll taxes	134,152	50,228
Total	$1,050,592	$1,065,679

As of December 31, 2022 and 2021, the Company owed Virhtech Gmbh, a related party of the Company, $27,029 and $124,370, respectively, for services performed for the Company and is classified as accounts payable – related party on the consolidated balance sheets.